Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 43,551	$ 53,370
Trade accounts receivable, net	2,346	3,415
Prepayments and other assets	1,259	1,496
Inventories	2,333	4,010
Total current assets	49,489	62,291
Fixed assets
Vessels, net (Note 5)	959,550	1,073,986
Total fixed assets	959,550	1,073,986
Other non-current assets
Trade accounts receivable, net	848	0
Above market acquired charters (Note 6)	47,720	51,124
Deferred charges, net	2,021	2,138
Restricted cash (Notes 2, 7)	10,500	6,750
Total non-current assets	1,020,639	1,133,998
Total assets	1,070,128	1,196,289
Current liabilities
Current portion of long-term debt (Note 7)	0	18,325
Trade accounts payable	4,776	8,460
Due to related parties (Note 4)	17,447	10,572
Derivative instruments (Note 8)	467	8,255
Accrued liabilities (Note 9)	2,781	2,286
Deferred revenue (Note 4)	10,302	7,739
Total current liabilities	35,773	55,637
Long-term liabilities
Long-term debt (Note 7)	458,365	615,255
Deferred revenue	2,162	3,649
Derivative instruments (Note 8)	0	4,422
Total long-term liabilities	460,527	623,326
Total liabilities	496,300	678,963
Commitments and contingencies (Note 16)	0	0
Partners' capital
General Partner	9,049	11,005
Limited Partners - Common (69,372,077 units issued and outstanding at December 31, 2012 and 2011)	425,497	517,545
Limited Partners - Preferred (15,555,554 Class B units issued and outstanding at December 31, 2012)	139,744	0
Accumulated other comprehensive loss (Notes 2, 8)	(462)	(11,224)
Total partners' capital	573,828	517,326
Total liabilities and partners' capital	$ 1,070,128	$ 1,196,289